INVESTMENT IN UNCONSOLIDATED INVESTEE (Details) (USD $)	3 Months Ended		9 Months Ended		3 Months Ended	4 Months Ended	9 Months Ended	1 Months Ended		4 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 FNES [Member]	Sep. 30, 2013 FNES [Member]	Sep. 30, 2013 FNES [Member]	Jul. 31, 2013 ETI [Member]	May 31, 2013 ETI [Member]	Sep. 30, 2013 ETI [Member]
Investment [Line Items]
Cash					$ 1,604,188	$ 1,604,188	$ 1,604,188
Accounts receivable					754,441	754,441	754,441
Property and equipment					4,329,838	4,329,838	4,329,838
Inventory					284,140	284,140	284,140
Prepaid expenses					197,554	197,554	197,554
Intangible assets					1,909,722	1,909,722	1,909,722
Deposits					4,200	4,200	4,200
Total Assets					9,084,083	9,084,083	9,084,083
Accounts payable and accrued expenses					219,943	219,943	219,943
Accounts payable, related party					106,032	106,032	106,032
Debt					11,558	11,558	11,558
Debt, related party					1,668,713	1,668,713	1,668,713
Members' equity					7,077,837	7,077,837	7,077,837
Total liabilities and members' equity					9,084,083	9,084,083	9,084,083
Revenues					1,901,437	2,471,135
Cost of sales					682,724	875,732
Gross profit					1,218,713	1,595,403
Operating Expenses					2,201,751	2,695,895
Operating loss					(983,038)	(1,100,492)
Other expense					(14,949)	(15,172)
Net loss					(997,987)	(1,115,664)
Ownership interest in FNES										31.00%
Share of net loss	(500,000)		(500,000)		(283,445)	(329,449)
Elimination of intra-entity profit					(154,149)	(154,149)	(154,149)
Total equity interest loss recorded					(437,594)	(483,598)
Fair value of investments					$ 14,813,002	$ 14,813,002	$ 14,813,002
Percentage of equity interest sold								8.00%	12.00%	20.00%